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                         METLIFE INSURANCE COMPANY USA

                    METLIFE INVESTORS USA SEPARATE ACCOUNT A


                          SUPPLEMENT DATED MAY 1, 2016
                                       TO
                          PROSPECTUS DATED MAY 2, 2002
                              (SUNSHINE PLAN 236)

This Supplement revises information contained in the prospectus dated May 2, 2002 (as supplemented) for the Group Flexible Payment Variable Annuity contracts issued by MetLife Insurance Company USA ("we," "us," or "our"). This Supplement should be read and kept together with your contract prospectus for future reference.


The corresponding sections of the prospectus are modified as follows:


FEE TABLES AND EXAMPLES

THE NEXT TABLE SHOWS THE MINIMUM AND MAXIMUM TOTAL OPERATING EXPENSES CHARGED BY THE FUNDS THAT YOU MAY PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT. CERTAIN FUNDS MAY IMPOSE A REDEMPTION FEE IN THE FUTURE. MORE DETAIL CONCERNING EACH FUND'S FEES AND EXPENSES IS CONTAINED IN THE PROSPECTUS FOR THE FUNDS AND IN THE FOLLOWING TABLES.


MINIMUM AND MAXIMUM TOTAL ANNUAL FUND OPERATING EXPENSES



                                                                             Minimum  Maximum
                                                                           --------- --------
TOTAL ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from Fund assets, including management fees,   0.27%     1.10%
distribution and/or service (12b-1) fees, and other expenses)

FUND FEES AND EXPENSES

(as a percentage of average daily net assets)

The following table is a summary. For more complete information on Fund fees and expenses, please refer to the prospectus for each Fund.



                                                     DISTRIBUTION               ACQUIRED     TOTAL       FEE WAIVER    NET TOTAL
                                                        AND/OR                 FUND FEES     ANNUAL        AND/OR       ANNUAL
                                        MANAGEMENT      SERVICE       OTHER       AND      OPERATING      EXPENSE      OPERATING
FUND                                        FEE      (12B-1) FEES   EXPENSES    EXPENSES    EXPENSES   REIMBURSEMENT   EXPENSES
-------------------------------------- ------------ -------------- ---------- ----------- ----------- --------------- ----------
FIDELITY(R) VARIABLE INSURANCE
 PRODUCTS -- INITIAL CLASS
 Contrafund(R) Portfolio                   0.55%          --         0.08%         --        0.63%           --          0.63%

 Growth Portfolio                         0.55%          --          0.09%        --        0.64%           --          0.64%

 JANUS ASPEN SERIES -- INSTITUTIONAL
 SHARES
 Global Research Portfolio                0.74%          --          0.11%        --        0.85%           --          0.85%

 METROPOLITAN SERIES FUND -- CLASS A
 MetLife Stock Index Portfolio            0.25%          --          0.02%        --        0.27%         0.01%         0.26%

 MFS(R) Total Return Portfolio             0.55%          --         0.05%         --        0.60%           --          0.60%

NEUBERGER BERMAN EQUITY
 FUNDS -- TRUST CLASS
 Neuberger Berman Genesis Fund             1.06%          --         0.04%         --        1.10%           --          1.10%

T. ROWE PRICE GROWTH STOCK FUND,          0.54%          --          0.13%        --        0.67%           --          0.67%
 INC.

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
                                                        DISTRIBUTION
                                                           AND/OR
                                           MANAGEMENT      SERVICE       OTHER
FUND                                           FEE      (12B-1) FEES   EXPENSES
----------------------------------------- ------------ -------------- ----------
 T. ROWE PRICE INTERNATIONAL FUNDS,
 INC.
 T. Rowe Price International Stock Fund      0.64%          --          0.19%




                                            ACQUIRED     TOTAL       FEE WAIVER    NET TOTAL
                                           FUND FEES     ANNUAL        AND/OR        ANNUAL
                                              AND      OPERATING      EXPENSE      OPERATING
FUND                                        EXPENSES    EXPENSES   REIMBURSEMENT    EXPENSES
----------------------------------------- ----------- ----------- --------------- -----------
 T. ROWE PRICE INTERNATIONAL FUNDS,
 INC.
 T. Rowe Price International Stock Fund       --        0.83%           --          0.83%


The information shown in the table above was provided by the Funds and we have not independently verified that information. Net Total Annual Operating Expenses shown in the table reflect any current fee waiver or expense reimbursement arrangement that will remain in effect for a period of at least one year from the date of the Fund's 2016 prospectus. "0.00%" in the Fee Waiver and/or Expense Reimbursement column indicates that there is such an arrangement in effect for the Fund, but that the expenses of the Fund are below the level that would trigger the waiver or reimbursement. Fee waiver and expense reimbursement arrangements with a duration of less than one year, or arrangements that may be terminated without the consent of the Fund's board of directors or trustees, are not shown.



THE FUNDS

The following Funds are available under the Contract. You should read the prospectuses for these Funds carefully. You can obtain copies of the Fund prospectuses by calling or writing to us at: MetLife Insurance Company USA, Annuity Service Office, P.O. Box 10366, Des Moines, Iowa 50306-0366, (800) 343-8496. You can also obtain information about the Funds (including a copy of the Statement of Additional Information) by accessing the Securities & Exchange Commission's website at http://www.sec.gov.


WE DO NOT PROVIDE ANY INVESTMENT ADVICE AND DO NOT RECOMMEND OR ENDORSE ANY PARTICULAR FUND. YOU BEAR THE RISK OF ANY DECLINE IN THE VALUE OF YOUR CONTRACT RESULTING FROM THE PERFORMANCE OF THE FUNDS YOU HAVE CHOSEN.


Your available Funds are:


                 FUND                             INVESTMENT OBJECTIVE                    INVESTMENT ADVISER/SUBADVISER
-------------------------------------- ------------------------------------------ ---------------------------------------------
 FIDELITY(R) VARIABLE INSURANCE
 PRODUCTS -- INITIAL CLASS

 Contrafund(R) Portfolio               Seeks long-term capital appreciation.      Fidelity Management & Research Company
                                                                                  Subadviser: FMR Co., Inc.
 Growth Portfolio                      Seeks to achieve capital appreciation.     Fidelity Management & Research Company
                                                                                  Subadviser: FMR Co., Inc.
 JANUS ASPEN SERIES -- INSTITUTIONAL
 SHARES

 Global Research Portfolio             Seeks long-term growth of capital.         Janus Capital Management LLC
 METROPOLITAN SERIES FUND -- CLASS A

 MetLife Stock Index Portfolio         Seeks to track the performance of the      MetLife Advisers, LLC
                                       Standard & Poor's 500(R) Composite Stock   Subadviser: MetLife Investment Advisors,
                                       Price Index.                               LLC
 MFS(R) Total Return Portfolio         Seeks a favorable total return through     MetLife Advisers, LLC
                                       investment in a diversified portfolio.     Subadviser: Massachusetts Financial Services
                                                                                  Company
 NEUBERGER BERMAN EQUITY
 FUNDS -- TRUST CLASS

 Neuberger Berman Genesis Fund         Seeks growth of capital.                   Neuberger Berman Management LLC
                                                                                  Subadviser: Neuberger Berman LLC
 T. ROWE PRICE GROWTH STOCK FUND,      Seeks long-term capital growth through     T. Rowe Price Associates, Inc.
 INC.                                  investments in stock.

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
                   FUND                               INVESTMENT OBJECTIVE
----------------------------------------- --------------------------------------------
 T. ROWE PRICE INTERNATIONAL FUNDS,
 INC.

 T. Rowe Price International Stock Fund   Seeks long-term growth of capital through
                                          investments primarily in the common stocks
                                          of established, non-U.S. companies.



                   FUND                           INVESTMENT ADVISER/SUBADVISER
----------------------------------------- --------------------------------------------
 T. ROWE PRICE INTERNATIONAL FUNDS,
 INC.

 T. Rowe Price International Stock Fund   T. Rowe Price Associates, Inc.
                                          Subadviser: T. Rowe Price International Ltd

SUMMARY OF THE CONTRACTS


DEATH BENEFIT


There is no death benefit on or after the Annuity Date; however, depending on the Annuity payment option you elect, any remaining guarantee (i.e., cash refund amount or guaranteed Annuity payments) will be paid to your Beneficiary(ies) (see the "Annuity Benefits" and "Death Benefits" sections of the prospectus for more information).


DESCRIPTION OF THE INSURANCE COMPANY, THE GENERAL ACCOUNT, THE SEPARATE ACCOUNT, THE FUNDS AND SERVICE PROVIDERS


THE INSURANCE COMPANY


The issuer of your contract, MetLife Insurance Company USA, is a wholly-owned subsidiary of MetLife, Inc. On January 12, 2016, MetLife, Inc. announced its plan to pursue the separation of a substantial portion of its retail segment and is currently evaluating structural alternatives for such a separation. Any separation transaction that might occur will be subject to the satisfaction of various conditions and approvals, including approval of any transaction by the MetLife, Inc. Board of Directors, satisfaction of any applicable requirements of the SEC, and receipt of insurance and other regulatory approvals and other anticipated conditions. Because the form of a separation has not yet been set, MetLife, Inc. cannot currently provide a specific potential completion date or information about the potential impact on the financial strength of any company that issues variable insurance products. No assurance can be given regarding the form that a separation transaction may take or the specific terms thereof, or that a separation will in fact occur. However, any separation transaction will not affect the terms or conditions of your variable contract, and MetLife Insurance Company USA will remain fully responsible for its respective contractual obligations to variable contract owners.


DESCRIPTION OF THE CONTRACTS


PURCHASE PAYMENTS


With respect to group Contracts (i.e., Contracts issued to an employer which is the Owner of the Contract), please note that if the employer does not remit Participants' Purchase Payments on a timely basis in accordance with the established schedule for making Purchase Payments, you may not participate in investment experience under the Contract until the Purchase Payment has been received and credited to your Participant's Account in accordance with our established administrative procedures.


OTHER INFORMATION


DISTRIBUTOR


The Financial Industry Regulatory Authority ("FINRA") provides background information about broker-dealers and their registered representatives through FINRA BrokerCheck. You may contact the FINRA BrokerCheck Hotline at 1-800-289-9999, or log on to www.finra.org. An investor brochure that includes information describing FINRA BrokerCheck is available through the Hotline or on-line.


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FINANCIAL STATEMENTS


The financial statements of the Separate Account are attached. Upon request, the financial statements of MetLife Insurance Company USA will be sent to you without charge.


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